Property, plant and equipment - Schedule of PPE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 153,603	$ 150,012
Accumulated Depreciation	90,962	85,592
Property, plant and equipment	62,641	64,420
Land and buildings
Property, Plant and Equipment [Line Items]
Cost	8,455	8,843
Accumulated Depreciation	2,107	1,883
Property, plant and equipment	6,348	6,960
Computer equipment and software
Property, Plant and Equipment [Line Items]
Cost	8,756	7,965
Accumulated Depreciation	6,740	6,054
Property, plant and equipment	2,016	1,911
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	7,283	6,223
Accumulated Depreciation	5,606	5,149
Property, plant and equipment	1,677	1,074
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	115,235	113,479
Accumulated Depreciation	66,272	62,320
Property, plant and equipment	48,963	51,159
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	13,874	13,502
Accumulated Depreciation	10,237	10,186
Property, plant and equipment	$ 3,637	$ 3,316